Deposits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposit Liabilities [Line Items]
Interest expense for time deposits	$ 996,000	$ 1,158,000	$ 2,172,000